Schedule of Investments Municipal Fund Inc.^

(Unaudited) January 31, 2021

Principal Amount		Value
Municipal Notes 156.9%
Alabama 0.8%
$1,900,000	Selma IDB Rev. (Int’l Paper Co. Proj.), Ser. 2011-A, 5.38%, due 12/1/2035	$1,970,167
490,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.19%, due 11/1/2035	490,000	(a)
		2,460,167
American Samoa 0.7%
1,700,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	1,967,019
Arizona 2.4%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	556,750	(b)
1,205,000	Maricopa Co. Ind. Dev. Au. Sr. Living Facs. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	1,229,606	(b)
2,250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	2,500,628	(b)
1,810,000	Phoenix Ind. Dev. Au. Ed. Rev. (Great Hearts Academies Proj.), Ser. 2014, 3.75%, due 7/1/2024	1,905,514
395,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	396,390
400,000	Phoenix-Mesa Gateway Arpt. Au. Spec. Fac. Rev. (Mesa Proj.), Ser. 2012, 5.00%, due 7/1/2024	423,468
		7,012,356
California 30.9%
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children’s Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,072,320
1,725,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	1,727,691
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.)
465,000	Ser. 2014, 5.00%, due 7/1/2024	490,710	(b)
630,000	Ser. 2014, 5.13%, due 7/1/2029	683,134	(b)
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.)
595,000	Ser. 2014, 5.00%, due 7/1/2024	629,891
430,000	Ser. 2014, 5.13%, due 7/1/2029	467,737
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	564,265	(b)
570,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	645,126	(b)
585,000	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/2026	623,218
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, 5.00%, due 5/15/2051	2,351,700
1,300,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	1,513,499	(b)
	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev.
2,155,000	Ser. 2016-A, 2.90%, due 6/1/2028	2,323,112
2,450,000	Ser. 2016-A, 2.95%, due 12/1/2028	2,639,507
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerage Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(c)
2,000,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	610,000	(b)(c)
1,855,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	1,904,306	(b)
4,780,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	5,138,930	(b)

See Notes to Schedule of Investments

Principal Amount		Value
$2,000,000	Emery Unified Sch. Dist. G.O. (Election 2010), Ser. 2011-A, 6.50%, due 8/1/2033 Pre-Refunded 8/1/2021	$2,064,220
1,000,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-2, 5.00%, due 6/1/2047	1,040,910
2,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	2,562,380
590,000	La Verne Cert. of Participation Ref. (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/2029 Pre-Refunded 5/15/2022	632,403
2,250,000	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. Ref. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/2027	2,330,887
3,620,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation, Ser. 2005-B, (AGM Insured), 0.00%, due 8/1/2024	3,539,057
5,750,000	Norwalk-La Mirada Unified Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2009-E, (Assured Guaranty Insured), 0.00%, due 8/1/2029	7,334,585	(d)
5,000,000	Redondo Beach Unified Sch. Dist. G.O., Ser. 2009, 6.38%, due 8/1/2034	6,558,000
4,000,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	5,156,120
2,000,000	San Bernardino Comm. College Dist. G.O. Cap. Appreciation (Election), Ser. 2009-B, 6.38%, due 8/1/2034	2,416,920
6,000,000	San Mateo Foster City Sch. Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2010-A, 0.00%, due 8/1/2032	7,266,900	(e)
1,540,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026	1,640,285
2,040,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,278,333
9,070,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	13,218,981
5,095,000	Victor Valley Joint Union High Sch. Dist. G.O. Cap. Appreciation Bonds, Ser. 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,835,359
3,000,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	3,452,070	(f)
		89,947,556
Colorado 5.2%
	Colorado Ed. & Cultural Facs. Au. Rev. (Charter Sch.- Atlas Preparatory Sch. Proj.)
1,285,000	Ser. 2015, 4.50%, due 4/1/2025	1,325,645	(b)
1,000,000	Ser. 2015, 5.13%, due 4/1/2035	1,047,390	(b)
1,350,000	Ser. 2015, 5.25%, due 4/1/2045	1,401,988	(b)
750,000	Colorado Ed. & Cultural Facs. Au. Rev. Ref., Ser. 2014, 4.50%, due 11/1/2029	816,270
5,000,000	Denver City & Co. Arpt. Sys. Rev., Ser. 2011-B, 5.00%, due 11/15/2024 Pre-Refunded 11/15/2021	5,185,550
2,550,000	Plaza Metro. Dist. Number 1 Tax Allocation Rev., Ser. 2013, 4.00%, due 12/1/2023	2,635,578	(b)
8,000,000	Villages at Castle Rock Co. Metro. Dist. #6 (Cabs - Cobblestone Ranch Proj.), Ser. 2007-2, 0.00%, due 12/1/2037	2,612,240
		15,024,661
Connecticut 0.3%
750,000	Hamden G.O., Ser. 2013, (AGM Insured), 3.13%, due 8/15/2025	793,875
District of Columbia 2.1%
1,615,000	Dist. of Columbia HFA Rev. (Capitol Hill Towers Proj.), Ser. 2011, (Fannie Mae Insured), 4.10%, due 12/1/2026	1,661,577
1,275,000	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 3.55%, due 6/1/2022	1,293,424
520,000	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/2023 Pre-Refunded 4/1/2021	525,143

See Notes to Schedule of Investments

Principal Amount		Value
$650,000	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Prop.), Ser. 2013, 5.00%, due 10/1/2045	$650,981
2,000,000	Metro. Washington Dist. of Columbia Arpt. Au. Sys. Rev., Ser. 2011-C, 5.00%, due 10/1/2026	2,058,480
		6,189,605
Florida 8.4%
800,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	351,992	(b)
1,000,000	Cityplace Comm. Dev. Dist. Spec. Assessment Rev. Ref., Ser. 2012, 5.00%, due 5/1/2026	1,148,620
	Florida Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc.)
350,000	Ser. 2012-A, 5.50%, due 6/15/2022	357,843	(b)
3,120,000	Ser. 2013-A, 6.75%, due 12/15/2027	3,456,586
1,750,000	Ser. 2014-A, 5.75%, due 6/15/2029	1,911,297
1,075,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	1,115,689
1,200,000	Florida Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	840,000	(b)(c)
100,000	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	104,774
9,000,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Tampa General Hosp. Proj.), Ser. 2020-A, 3.50%, due 8/1/2055	9,799,650
1,135,000	Lakeland Ed. Facs. Rev. Ref. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/2027	1,204,575
2,000,000	Lee Co. Arpt. Ref. Rev., Ser. 2011-A, 5.63%, due 10/1/2025	2,052,400
905,000	Village Comm. Dev. Dist. Number 11 Spec. Assessment Rev., Ser. 2014, 4.13%, due 5/1/2029	946,015
1,000,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,060,170
		24,349,611
Georgia 1.0%
1,750,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	1,334,060	(b)(c)
2,000,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	1,652,200	(b)
		2,986,260
Hawaii 2.6%
5,200,000	Hawaii St. Arpt. Sys. Ref. Rev., Ser. 2011, 4.13%, due 7/1/2024	5,276,284
2,250,000	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. (Hawaiian Elec. Co., Inc. - Subsidiary), Ser. 2019, 3.50%, due 10/1/2049	2,358,000
		7,634,284
Illinois 19.3%
5,705,000	Berwyn G.O., Ser. 2013-A, 5.00%, due 12/1/2027	6,136,298
	Chicago G.O.
250,000	Ser. 2002-2002B, 5.13%, due 1/1/2027	285,755
2,000,000	Ser. 2002-B, 5.00%, due 1/1/2025	2,289,700
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,171,430
	Chicago Ref. G.O.
1,000,000	Ser. 2005-D, 5.50%, due 1/1/2040	1,126,690
2,500,000	Ser. 2012-C, 5.00%, due 1/1/2024	2,590,825
700,000	Ser. 2014-A, 5.00%, due 1/1/2027	772,331
3,000,000	Ser. 2017-A, 6.00%, due 1/1/2038	3,649,290
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,350,000	Ser. 2013-C, 5.45%, due 12/1/2030	1,543,036
1,960,000	Ser. 2013-C, 5.50%, due 12/1/2031	2,243,024
1,560,000	Illinois Fin. Au. Ref. Rev. (Presence Hlth. Network Obligated Group), Ser. 2016-C, 5.00%, due 2/15/2031	1,938,113

See Notes to Schedule of Investments

Principal Amount		Value
$2,000,000	Illinois Fin. Au. Rev. Ref. (Northwestern Mem. Hlth. Care Obligated Group), Ser. 2017-A, 4.00%, due 7/15/2047	$2,256,160
1,905,000	Illinois Sports Facs. Au. Cap. Appreciation Rev. (St. Tax Supported), Ser. 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,715,681
	Illinois St. G.O.
3,900,000	Ser. 2012, 4.00%, due 8/1/2025	4,060,953
1,000,000	Ser. 2013, 5.00%, due 7/1/2023	1,097,450
5,200,000	Ser. 2017-D, 5.00%, due 11/1/2028	6,206,200
4,250,000	Illinois St. G.O. Ref., Ser. 2016, 5.00%, due 2/1/2024	4,751,882
1,180,000	Pingree Grove Village Rev. (Cambridge Lakes Learning Ctr. Proj.), Ser. 2011, 8.00%, due 6/1/2026 Pre-Refunded 6/1/2021	1,210,232
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
945,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	1,031,978
1,375,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,496,866
715,000	Ser. 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	776,133
	Univ. of Illinois (Hlth. Svc. Facs. Sys.)
2,725,000	Ser. 2013, 5.00%, due 10/1/2027	3,003,468
2,875,000	Ser. 2013, 5.75%, due 10/1/2028	3,222,501
1,500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	1,577,130	(b)
		56,153,126
Indiana 1.6%
3,055,000	Indiana Trans. Fin. Au. Hwy. Ref. Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 5.75%, due 12/1/2021	3,198,524
1,000,000	Indianapolis Local Pub. Imp. Bond Bank (Fieldhouse Proj.), Ser. 2020-C, 1.40%, due 6/1/2021	1,000,040
435,000	Valparaiso Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2013, 5.88%, due 1/1/2024	469,474
		4,668,038
Iowa 0.8%
	Iowa St. Higher Ed. Loan Au. Rev. (Des Moines Univ. Proj.)
1,105,000	Ser. 2020, 5.00%, due 10/1/2028	1,409,660
775,000	Ser. 2020, 4.00%, due 10/1/2045	878,625
		2,288,285
Kentucky 0.5%
1,350,000	Ashland City, Kentucky Med. Ctr. Ref. Rev. (Ashland Hosp. Corp. DBA Kings Daughter Med. Ctr.), Ser. 2019, (AGM Insured), 3.00%, due 2/1/2040	1,440,301
Louisiana 2.0%
1,715,000	Louisiana Local Gov’t. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	1,887,066	(b)
775,000	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	837,426
700,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	725,669	(b)
1,655,000	St. Charles Parish Gulf Zone Opportunity Rev. (Valero Energy Corp.), Ser. 2010, 4.00%, due 12/1/2040 Putable 6/1/2022	1,731,130
800,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	814,832
		5,996,123

See Notes to Schedule of Investments

Principal Amount		Value
Massachusetts 1.9%
	Massachusetts St. Dev. Fin. Agcy. Rev. (Milford Reg. Med. Ctr.)
$200,000	Ser. 2014-F, 5.00%, due 7/15/2024	$216,964
415,000	Ser. 2014-F, 5.00%, due 7/15/2025	449,868
200,000	Ser. 2014-F, 5.00%, due 7/15/2026	216,448
190,000	Ser. 2014-F, 5.00%, due 7/15/2027	205,078
150,000	Ser. 2014-F, 5.00%, due 7/15/2028	161,505
	Massachusetts St. Ed. Fin. Au. Rev.
1,005,000	Ser. 2011-J, 5.00%, due 7/1/2023	1,024,869
1,405,000	Ser. 2012-J, 4.70%, due 7/1/2026	1,428,801
1,815,000	Ser. 2013-K, 4.50%, due 7/1/2024	1,917,294
		5,620,827
Michigan 2.3%
1,500,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,706,565
	Michigan St. Hsg. Dev. Au. Rev.
1,935,000	Ser. 2016-C, 2.05%, due 12/1/2022	1,978,692
1,835,000	Ser. 2016-C, 2.15%, due 6/1/2023	1,889,261
750,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	910,388
100,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	100,124
		6,585,030
Minnesota 0.1%
400,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	427,612	(b)
Mississippi 0.5%
1,500,000	Mississippi St. Bus. Fin. Corp. Rev. Ref. (Sys. Energy Res., Inc. Proj.), Ser. 2019, 2.50%, due 4/1/2022	1,504,545
Nevada 0.6%
	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy)
1,100,000	Ser. 2015-A, 4.00%, due 12/15/2025	1,139,600	(b)
500,000	Ser. 2015-A, 5.13%, due 12/15/2045	531,005	(b)
		1,670,605
New Hampshire 0.3%
750,000	Nat’l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	781,275	(b)
New Jersey 10.6%
1,930,000	New Jersey Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	2,055,006
1,230,000	New Jersey Econ. Dev. Au. Rev. (Sch. Facs. Construction), Ser. 2019-LLL, 5.00%, due 6/15/2028	1,564,363
	New Jersey Econ. Dev. Au. Rev. (The Goethals Bridge Replacement Proj.)
500,000	Ser. 2013, 5.25%, due 1/1/2025	566,245
500,000	Ser. 2013, 5.50%, due 1/1/2026	568,295
	New Jersey Econ. Dev. Au. Rev. (United Methodist Homes of New Jersey Obligated Group)
1,420,000	Ser. 2013, 3.50%, due 7/1/2024	1,463,480
1,470,000	Ser. 2013, 3.63%, due 7/1/2025	1,517,216
1,520,000	Ser. 2013, 3.75%, due 7/1/2026	1,569,993
765,000	Ser. 2013, 4.00%, due 7/1/2027	793,527
2,065,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2012-1A, 4.38%, due 12/1/2026	2,195,240

See Notes to Schedule of Investments

Principal Amount		Value
	New Jersey St. Econ. Dev. Au. Sch. Rev. (Beloved Comm. Charter, Sch., Inc. Proj.)
$1,105,000	Ser. 2019-A, 5.00%, due 6/15/2049	$1,195,765	(b)
725,000	Ser. 2019-A, 5.00%, due 6/15/2054	782,203	(b)
8,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	9,245,197
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,250,000	Ser. 2018-A, 5.00%, due 12/15/2036	1,542,512
4,000,000	Ser. 2018-A, 4.25%, due 12/15/2038	4,649,840
1,000,000	Ser. 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,165,010
		30,873,892
New Mexico 0.6%
280,000	New Mexico Hosp. Equipment Loan Council Rev. (Presbyterian Hlth. Care Svc.), Ser. 2008-C, (LOC: Wells Fargo Bank N.A.), 0.01%, due 8/1/2034	280,000	(a)
	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond)
500,000	Ser. 2015, 5.25%, due 5/1/2025	510,790	(b)
1,000,000	Ser. 2015, 5.75%, due 5/1/2030	1,024,210	(b)
		1,815,000
New York 17.0%
225,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 5.00%, due 6/1/2035	251,062
625,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Orchard Park), Ser. 2015, 5.00%, due 11/15/2029	699,837
1,345,000	Build NYC Res. Corp. Ref. Rev. (New York Law Sch. Proj.), Ser. 2016, 4.00%, due 7/1/2045	1,380,454
	Build NYC Res. Corp. Rev.
1,100,000	Ser. 2014, 5.00%, due 11/1/2024	1,208,086
835,000	Ser. 2014, 5.25%, due 11/1/2029	914,108
975,000	Ser. 2014, 5.50%, due 11/1/2044	1,047,832
250,000	Build NYC Res. Corp. Rev. (Metro. Lighthouse Charter Sch. Proj.), Ser. 2017-A, 5.00%, due 6/1/2047	273,155	(b)
825,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	897,204	(b)
	Build NYC Res. Corp. Rev. (South Bronx Charter Sch. for Int’l Cultures and the Arts)
305,000	Ser. 2013-A, 3.88%, due 4/15/2023	310,887
1,450,000	Ser. 2013-A, 5.00%, due 4/15/2043	1,500,010
815,000	Build NYC Res. Corp. Solid Waste Disp. Ref. Rev. (Pratt Paper, Inc. Proj.), Ser. 2014, 4.50%, due 1/1/2025	877,119	(b)
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
700,000	Ser. 2014, 5.00%, due 7/1/2023	761,565
735,000	Ser. 2014, 5.00%, due 7/1/2024	824,604
390,000	Ser. 2018, 5.00%, due 7/1/2030	474,704
1,400,000	Jefferson Co. IDA Solid Waste Disp. Rev. (Green Bond-Reenergy Black River LLC Proj.), Ser. 2014, 5.25%, due 1/1/2024	1,352,694	(b)
	Metro. Trans. Au. Rev. (Green Bond)
8,500,000	Ser. 2020-D-3, 4.00%, due 11/15/2049	9,703,515
3,000,000	Ser. 2020-D-3, 4.00%, due 11/15/2050	3,421,980
5,000,000	New York City IDA Rev. (Yankee Stadium Proj.), Ser. 2020, 3.00%, due 3/1/2049	5,259,850
500,000	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-2, 5.38%, due 11/15/2040	553,700	(b)
3,200,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/2028 Pre-Refunded 7/1/2023	3,576,288
2,300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Oblig. Group), Ser. 2018-A, 5.00%, due 8/1/2035	2,841,236

See Notes to Schedule of Investments

Principal Amount		Value
$2,000,000	New York St. Mtge. Agcy. Homeowner Mtge. Ref. Rev., Ser. 2014-189, 3.45%, due 4/1/2027	$2,120,800
70,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2007-142, (LOC: Royal Bank of Canada), 0.02%, due 10/1/2037	70,000	(a)
2,000,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2033	2,388,340
	Newburgh G.O. (Deficit Liquidation)
520,000	Ser. 2012-B, 5.00%, due 6/15/2021	527,119
550,000	Ser. 2012-B, 5.00%, due 6/15/2022	577,550
1,435,000	Niagara Area Dev. Corp. Rev. (Niagara Univ. Proj.), Ser. 2012-A, 5.00%, due 5/1/2023 Pre-Refunded 5/1/2022	1,511,658
1,155,000	Suffolk Co. Judicial Facs. Agcy. Lease Rev. (H. Lee Dennison Bldg.), Ser. 2013, 4.25%, due 11/1/2026	1,217,659
2,000,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/2028	2,272,180
600,000	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/2030	602,508	(b)
		49,417,704
North Carolina 4.7%
4,000,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	4,100,400
1,115,000	North Carolina Med. Care Commission Hlth. Care Facs. Rev. (Lutheran Svc. For Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/2024	1,131,825
	North Carolina Med. Care Commission Retirement Facs. Rev.
1,070,000	Ser. 2013, 5.13%, due 7/1/2023	1,098,270
2,000,000	Ser. 2020-A, 4.00%, due 9/1/2050	2,121,040
700,000	North Carolina Med. Care Commission Retirement Facs. Rev. (Twin Lakes Comm.), Ser. 2019-A, 5.00%, due 1/1/2049	786,121
3,875,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	4,405,410
		13,643,066
Ohio 5.4%
7,220,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	8,412,888
2,060,000	Cleveland Arpt. Sys. Rev. Ref., Ser. 2012-A, 5.00%, due 1/1/2027 Pre-Refunded 1/1/2022	2,151,217
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019, 5.00%, due 7/1/2049	559,650	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,070,490
3,500,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	3,501,015
		15,695,260
Oklahoma 1.1%
2,000,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.00%, due 8/15/2033	2,409,420
	Tulsa Arpt. Imp. Trust Ref. Rev.
250,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2024	285,397
400,000	Ser. 2015-A, (BAM Insured), 5.00%, due 6/1/2025	455,924
		3,150,741
Oregon 0.0%(g)
30,000	Oregon St. Hsg. & Comm. Svc. Dept. Multi-Family Rev., Ser. 2012-B, (FHA Insured), 3.50%, due 7/1/2027	30,263

See Notes to Schedule of Investments

Principal Amount		Value
Pennsylvania 6.0%
	Indiana Co. Ind. Dev. Au. Rev. (Std. Cooperative Assoc., Inc.)
$500,000	Ser. 2012, 3.50%, due 5/1/2025	$514,620
350,000	Ser. 2012, 3.60%, due 5/1/2026	360,434
2,830,000	Lancaster Co. Hosp. Au. Ref. Rev. (Hlth. Centre-Landis Homes Retirement Comm. Proj.), Ser. 2015-A, 4.25%, due 7/1/2030	3,005,262
1,250,000	Lancaster Ind. Dev. Au. Rev. (Garden Spot Village Proj.), Ser. 2013, 5.38%, due 5/1/2028 Pre-Refunded 5/1/2023	1,395,262
3,430,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/2027 Pre-Refunded 4/1/2022	3,592,719
2,625,000	Pennsylvania Econ. Dev. Fin. Au. Exempt Facs. Rev. Ref. (Amtrak Proj.), Ser. 2012-A, 5.00%, due 11/1/2024	2,826,232
2,350,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	1,762,500	(b)
500,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	493,445	(b)
3,000,000	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2019-A, 4.00%, due 12/1/2049	3,466,680
		17,417,154
Puerto Rico 6.4%
16,373,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	18,627,726
Rhode Island 1.1%
3,045,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Rev. (Homeownership Opportunity), Ser. 2020-73-A, 2.30%, due 10/1/2040	3,171,154
South Carolina 1.4%
1,500,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	1,473,075
2,325,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	2,034,468	(b)
750,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	573,030	(b)
		4,080,573
Tennessee 0.8%
2,000,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/2023	2,242,640
Texas 5.3%
250,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	280,265
	Arlington Higher Ed. Fin. Corp. Rev. (Universal Academy)
425,000	Ser. 2014-A, 5.88%, due 3/1/2024	447,725
1,000,000	Ser. 2014-A, 6.63%, due 3/1/2029	1,102,150
730,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	827,075
750,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-E, 5.00%, due 1/1/2045	939,900
320,000	Clifton Higher Ed. Fin. Corp. Rev. (Uplift Ed.), Ser. 2013-A, 3.10%, due 12/1/2022	325,174
250,000	Dallas Co. Flood Ctrl. Dist. Ref. G.O., Ser. 2015, 5.00%, due 4/1/2028	262,483	(b)
2,000,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-B, 4.75%, due 11/1/2042	2,125,220
1,000,000	Harris Co. Cultural Ed. Facs. Fin. Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.), Ser. 2013-B, 5.75%, due 1/1/2028	1,064,790

See Notes to Schedule of Investments

Principal Amount		Value
	Houston Higher Ed. Fin. Corp. Rev. (Cosmos Foundation)
$85,000	Ser. 2012-A, 4.00%, due 2/15/2022	$86,544
1,000,000	Ser. 2012-A, 5.00%, due 2/15/2032	1,035,690
	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy)
545,000	Ser. 2019, 5.00%, due 8/15/2039	574,746	(b)
520,000	Ser. 2019, 5.00%, due 8/15/2049	544,284	(b)
1,225,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	1,097,441
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	387,010
1,250,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 4.00%, due 12/31/2039	1,457,037
1,500,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/2021	1,543,500
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	1,216,450
		15,317,484
Utah 2.9%
	Salt Lake City Arpt. Rev.
1,000,000	Ser. 2017-A, 5.00%, due 7/1/2042	1,202,580
2,000,000	Ser. 2017-A, 5.00%, due 7/1/2047	2,393,240
1,000,000	Ser. 2018-A, 5.00%, due 7/1/2043	1,218,640
3,000,000	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svc., Inc.), Ser. 2001, (AMBAC Insured), 5.40%, due 2/15/2028	3,501,600
	Utah Hsg. Corp. Single Family Mtge. Rev.
40,000	Ser. 2011-A2, Class I, 5.25%, due 7/1/2021	40,074
45,000	Ser. 2011-A2, Class I, 5.45%, due 7/1/2022	45,094
		8,401,228
Vermont 2.2%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
1,600,000	Ser. 2012-A, 5.00%, due 6/15/2021	1,622,016
190,000	Ser. 2013-A, 4.25%, due 6/15/2024	197,176
435,000	Ser. 2013-A, 4.35%, due 6/15/2025	451,522
655,000	Ser. 2013-A, 4.45%, due 6/15/2026	679,733
210,000	Ser. 2013-A, 4.55%, due 6/15/2027	217,732
1,800,000	Ser. 2014-A, 5.00%, due 6/15/2024	2,054,466
1,105,000	Ser. 2015-A, 4.13%, due 6/15/2027	1,204,494
		6,427,139
Virginia 0.1%
360,000	Fairfax Co. Econ. Dev. Au. Residential Care Fac. Rev. (Vinson Hall LLC), Ser. 2013-A, 4.00%, due 12/1/2022	374,108
Washington 3.2%
6,700,000	Vancouver Downtown Redev. Au. Rev. (Conference Ctr. Proj.), Ser. 2013, 4.00%, due 1/1/2028	7,197,475
1,000,000	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Green Bond), Ser. 2020-A, 5.63%, due 12/1/2040	1,086,030	(b)
790,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	959,850
		9,243,355
Wisconsin 3.8%
870,000	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory, Inc.), Ser. 2015, 4.95%, due 3/1/2030	945,838	(b)
200,000	Pub. Fin. Au. Ed. Rev. (Resh Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	216,740	(b)
2,800,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/2051	2,540,804

See Notes to Schedule of Investments

Principal Amount		Value
$1,330,000	Pub. Fin. Au. Rev. Ref. (Roseman Univ. Hlth. Sciences Proj.), Ser. 2015, 5.00%, due 4/1/2025	$1,423,845
2,000,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	2,102,620	(b)
3,750,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Capital Markets LLC), 0.24%, due 6/15/2045	3,750,000	(a)(b)
		10,979,847
Other 0.0%(g)
100,000	JP Morgan Chase Putters/Drivers Trust Var. Sts. (Putters), Ser. 2020-5033, (LOC: JP Morgan Chase Bank N.A.), 0.22%, due 2/16/2022	100,000	(a)(b)
	Total Investments 156.9% (Cost $411,060,623)	456,509,495
	Other Assets Less Liabilities 1.7%	4,800,010
	Liquidation Value of Variable Rate Municipal Term Preferred Shares (net of unamortized deferred offering costs of $16,817) (58.6)%	(170,383,183)
	Net Assets Applicable to Common Stockholders 100.0%	$290,926,322

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2021.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $57,163,189, which represents 19.6% of net assets applicable to common stockholders of the Fund.

(c)	Defaulted security.
(d)	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
(e)	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
(f)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(g)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$456,509,495	$—	$456,509,495
Total Investments	$—	$456,509,495	$—	$456,509,495

(a)	The Schedule of Investments provides a categorization by state/territory for the portfolio.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2021

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Municipal Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                   Level 1 — unadjusted quoted prices in active markets for identical investments

•                   Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                   Level 3 — unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.  Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont’d)

ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.